Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2024 Total
Net interest income (2)	$8,852	$8,162	$1,313	$1,731	$(590)	$19,468
Non-interest revenue	2,587	1,602	4,333	4,785	20	13,327
Total Revenue	11,439	9,764	5,646	6,516	(570)	32,795
Provision for credit losses on impaired loans	1,326	1,274	26	367	73	3,066
Provision for (recovery of) credit losses on performing loans	333	389	5	2	(34)	695
Total provision for credit losses	1,659	1,663	31	369	39	3,761
Depreciation and amortization	590	957	264	299	–	2,110
Non-interest expense	4,415	4,941	3,704	3,979	350	17,389
Income (loss) before taxes and non-controlling interest in subsidiaries	4,775	2,203	1,647	1,869	(959)	9,535
Provision for (recovery of) income taxes	1,318	374	399	377	(260)	2,208
Reported net income (loss)	$3,457	$1,829	$1,248	$1,492	$(699)	$7,327
Non-controlling interest in subsidiaries	$–	$2	$–	$–	$7	$9
Net income (loss) attributable to bank shareholders	$3,457	$1,827	$1,248	$1,492	$(706)	$7,318
Average assets (3)	$327,883	$236,341	$64,674	$468,963	$271,554	$1,369,415

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2023 Total
Net interest income (2)	$8,043	$7,607	$1,380	$2,490	$(839)	$18,681
Non-interest revenue	2,516	1,573	4,031	3,902	(1,444)	10,578
Total Revenue	10,559	9,180	5,411	6,392	(2,283)	29,259
Provision for credit losses on impaired loans	724	364	5	9	78	1,180
Provision for credit losses on performing loans	185	142	13	9	649	998
Total provision for credit losses	909	506	18	18	727	2,178
Depreciation and amortization	573	891	288	340	–	2,092
Non-interest expense	4,150	4,553	3,590	3,938	2,811	19,042
Income (loss) before taxes and non-controlling interest in subsidiaries	4,927	3,230	1,515	2,096	(5,821)	5,947
Provision for (recovery of) income taxes	1,354	741	369	471	(1,425)	1,510
Reported net income (loss)	$3,573	$2,489	$1,146	$1,625	$(4,396)	$4,437
Non-controlling interest in subsidiaries	$–	$6	$–	$–	$6	$12
Net income (loss) attributable to bank shareholders	$3,573	$2,483	$1,146	$1,625	$(4,402)	$4,425
Average assets (3)	$310,323	$211,864	$60,092	$466,030	$251,215	$1,299,524

(1)	Corporate Services includes T&O.
(2)	Operating groups report on a teb – see Basis of Presentation section.
(3)
Included within average assets are average earning assets, which comprise
deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for
2024
are $1,237,245 million, including $319,795 million for Canadian P&C, $215,987 million for U.S. P&C and $701,463 million for all other operating segments, including Corporate Services (2023 – Total: $1,145,870 million, Canadian P&C: $296,164 million, U.S. P&C: $195,363 million and all other operating segments: $654,343 million).

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2024
	Canada	United States	Other countries	Total
Total Revenue	$16,107	$14,465	$2,223	$32,795
Income before taxes	4,434	3,547	1,554	9,535
Reported net income	3,199	2,865	1,263	7,327
Average Assets	692,750	613,098	63,567	1,369,415

				2023
Total Revenue	$15,087	$11,836	$2,336	$29,259
Income (loss) before taxes	4,635	(176)	1,488	5,947
Reported net income	3,194	29	1,214	4,437
Average Assets	665,025	572,434	62,065	1,299,524